Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	¥ (3,619,253)	¥ (3,230,409)	¥ (3,230,804)	¥ (2,862,523)
Interest-earning deposits in other banks, Consolidated assets	(8,111,887)	(5,897,732)
Trading account assets, Consolidated assets	(40,826,384)	(34,953,245)
Loans, Consolidated assets	(97,254,242)	(91,012,736)
Other short-term borrowings, Consolidated liabilities	(11,608,598)	(10,881,525)
Long-term debt, Consolidated liabilities	(12,182,358)	(12,593,062)
Consolidated VIEs, Elimination [Member]
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	71,726	52,669
Interest-earning deposits in other banks, Consolidated assets	71,464	51,841
Trading account assets, Consolidated assets	1,237	3,050
Investment securities, Consolidated assets	6	9
Loans, Consolidated assets	966,616	923,508
All other assets, Consolidated assets	16,641	53,430
Other short-term borrowings, Consolidated liabilities	3,078,982	3,104,796
Long-term debt, Consolidated liabilities	1,146,963	1,183,281
All other liabilities, Consolidated liabilities	¥ 26,036	¥ 16,080